Cover	Jun. 01, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2023
Entity File Number	001-36754
Entity Registrant Name	EVOFEM BIOSCIENCES, INC.
Entity Central Index Key	0001618835
Entity Tax Identification Number	20-8527075
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7770 Regents Road
Entity Address, Address Line Two	Suite 113-618
Entity Address, Address Line Three	Suite 600
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(858)
Local Phone Number	550-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable.
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	EVFMD
Security Exchange Name	NASDAQ
Series A Preferred Stock Purchase Rights, par value $0.0001 per share
Title of 12(b) Security	Series A Preferred Stock Purchase Rights, par value $0.0001 per share
Trading Symbol	N/A
Security Exchange Name	NASDAQ